Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share

	For The Three Months Ended June 30, 2022		For The Three Months Ended June 30, 2021
	Class A	Class B	Class A	Class B
Net income per ordinary share:
Numerator:
Allocation of net income, basic	$2,000,737	$500,184	$2,351,412	$587,853
Allocation of net income, diluted	2,000,737	500,184	2,351,412	587,853
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	32,500,000	8,125,000
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	32,500,000	8,125,000

Basic net income per ordinary share	$0.06	$0.06	$0.07	$0.07

Diluted net income per ordinary share	$0.06	$0.06	$0.07	$0.07

	For The Six Months Ended June 30, 2022		For The Six Months Ended June 30, 2021
	Class A	Class B	Class A	Class B
Net income per ordinary share:
Numerator:
Allocation of net income, basic	$3,688,534	$922,123	$3,001,632	$1,007,541
Allocation of net income, diluted	3,688,534	922,134	2,985,675	1,023,948
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	23,701,657	7,955,801
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	23,701,657	8,125,000

Basic net income per ordinary share	$0.11	$0.11	$0.13	$0.13

Diluted net income per ordinary share	$0.11	$0.11	$0.13	$0.13

	For the Year Ended December 31, 2021
	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income	$6,201,121	$1,772,180
Denominator:
Basic weighted average ordinary shares outstanding	28,136,986	8,041,096

Basic net income per ordinary share	$0.22	$0.22

	For the Year Ended December 31, 2021
	Class A	Class B
Diluted net income per ordinary share:
Numerator:
Allocation of net income	$6,186,772	$1,786,528
Denominator:
Diluted weighted average ordinary shares outstanding	28,136,986	8,125,000

Diluted net income per ordinary share	$0.22	$0.22

	For the Period from December 18, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$—	$(8,000)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	7,500,000

Basic and diluted net loss per ordinary share	$—	$(0.00)